Document and Entity Information	Feb. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2025
Entity Registrant Name	NEWELL BRANDS INC.
Entity Central Index Key	0000814453
Entity Emerging Growth Company	false
Entity File Number	1-9608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	36-3514169
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6655 Peachtree Dunwoody Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	418-7000
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	NWL
Security Exchange Name	NASDAQ